                                                  Registration No. 33-15974
                                                                   811-5242
=============================================================================================================
                      SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C.  20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [X]
                   Pre-Effective Amendment No.  _______                  [ ]
                   Post-Effective Amendment No. ___26__                  [X]
                                   and/or
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [X]
                              Amendment No. ___27___                     [X]

                       LBVIP VARIABLE ANNUITY ACCOUNT I
                          (Exact Name of Registrant)

           LUTHERAN BROTHERHOOD VARIABLE INSURANCE PRODUCTS COMPANY
                           (Name of Depositor)

            625 Fourth Avenue South, Minneapolis, Minnesota     55415
      (Address of Depositor's Principal Executive Offices)     (Zip Code)

      Depositor's Telephone Number, including Area Code:  (612) 340-7005

                                John C. Bjork
            Lutheran Brotherhood Variable Insurance Products Company
                           625 Fourth Avenue South
                         Minneapolis, Minnesota 55415
                    (Name and Address of Agent for Service)

Approximate Date of the Proposed Public Offering:  November 30, 2001, or as soon as practicable after the effectiveness of the Registration Statement.

It is proposed that this filing will become effective (check appropriate box)

  [ ]  immediately upon filing pursuant to paragraph (b) of Rule 485
  [X]  on November 30, 2001 pursuant to paragraph (b) of Rule 485
  [ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485
  [ ]  on (date) pursuant to paragraph (a)(1) of Rule 485
  [ ]  75 days after filing pursuant to paragraph (a)(2) of Rule 485
  [ ]  on (date) pursuant to paragraph (a)(3) of Rule 485.

If appropriate, check the following box:

  [ ]  this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:  Interest in a separate account under individual flexible premium deferred variable annuity contracts.

=============================================================================================================

                                          EXPLANATORY NOTE

Registrant is filing this Post-Effective Amendment No. 26 for the purpose of adding seven new variable subaccounts that will be available under the individual flexible premium variable annuity contract described in the registration statement.  The Amendment is not intended to amend or delete any part of the registration statement, except as specifically noted herein.

The Prospectus and Statement of Additional Information (including all financial statements therein) are incorporated in Parts A and B, respectively, of this Post-Effective Amendment No. 26, by reference to
Post-Effective Amendment No. 25 to the registration statement of LBVIP Variable Annuity Account I, file no.
33-15974, filed on April 24, 2001.

The supplement dated November 30, 2001 to the Prospectus dated May 1, 2001 is included in Part A of this
Post-Effective Amendment.

The supplement dated November 30, 2001 to the Statement of Additional Information dated May 1, 2001 is included in Part B of this Post-Effective Amendment.

                        Individual Flexible Premium Variable Annuity Contract
                                             Issued by
                        Lutheran Brotherhood Variable Insurance Products Company

                                  Supplement Dated November 30, 2001
                                    to Prospectus Dated May 1, 2001

Effective November 30, 2001, seven new Subaccounts are available under LBVIP Variable Annuity Account I (the
"Variable Account").  Accordingly, the following information should be read in conjunction with your Prospectus dated May 1, 2001 for an individual flexible premium variable annuity contract issued by Lutheran Brotherhood
Variable Insurance Products Company ("LBVIP").  Please keep this supplement with your Prospectus for future reference.

1.  All current references to the various Subaccounts of the Variable Account and Portfolios of LB Series Fund,
Inc. (the "Fund") are changed to include the following new Subaccounts and their corresponding Portfolios:

Subaccount                                Corresponding Portfolio
FTI Small Cap Growth Subaccount      FTI Small Cap Growth Portfolio
                                     (subadvised by Franklin Advisers, Inc.)

MFS Mid Cap Growth Subaccount        MFS Mid Cap Growth Portfolio
                                     (subadvised by Massachusetts Financial
                                     Services Company)

FI All Cap Subaccount                FI All Cap Portfolio
                                     (subadvised by Fidelity Management &
                                     Research Company)

MFS Investors Growth Subaccount      MFS Investors Growth Portfolio
                                     (subadvised by Massachusetts Financial
                                     Services Company)

TRP Growth Stock Subaccount          TRP Growth Stock Portfolio
                                     (subadvised by T. Rowe Price
                                     Associates, Inc.)

Value Subaccount                     Value Portfolio

Limited Maturity Bond Subaccount     Limited Maturity Bond Portfolio

2.  The investment objectives of the seven new Portfolios are:

FTI Small Cap Growth Portfolio.  To achieve long-term capital growth by investing primarily in a diversified portfolio of common stocks of U.S. small capitalization companies.

MFS Mid Cap Growth Portfolio.  To achieve long-term growth of capital by investing primarily in a non-diversified portfolio of common stocks of companies with medium market capitalizations.*

FI All Cap Portfolio.  To achieve long-term growth of capital.
MFS Investors Growth Portfolio.  To achieve long-term growth of capital and future income by investing primarily in a diversified portfolio of common stocks of companies that appear to offer better than average long-term growth potential.

TRP Growth Stock Portfolio.  To achieve long-term growth of capital and, secondarily, increase dividend income by investing primarily in a diversified portfolio of common stocks of well-established growth companies.

Value Portfolio.  To achieve long-term growth of capital.

Limited Maturity Bond Portfolio.  To seek a high level of current income consistent with stability of principal.

We cannot assure that the Portfolios of the Fund will achieve their respective investment objectives.  You should periodically evaluate your allocation among the Subaccounts in light of current market conditions and the investment risks associated with investing in the Fund's various Portfolios.  A full description of the
Fund, its investment objectives, policies and restrictions, expenses, the risks associated with investing in the Fund's seven new Portfolios (along with the seven other Portfolios) and other aspects of the Fund's operation is contained in the Fund's prospectuses.

*The MFS Mid Cap Growth Portfolio is a non-diversified mutual fund.  This means that the Portfolio may invest a relatively high percentage of its assets in a small number of issuers and is more susceptible to any single economic, political or regulatory event affecting those issuers than is a diversified Portfolio.

3.  The current references to the Fund and Lutheran Brotherhood  are amended by adding the following:

The Fund receives investment advice with respect to each of its Portfolios from Lutheran Brotherhood, which also acts as investment adviser to the Fund.  Lutheran Brotherhood is a registered investment adviser under the
Investment Advisers Act of 1940.  The Fund and Lutheran Brotherhood have engaged the following investment subadvisers:

Franklin Advisers, Inc. serves as subadviser for the FTI Small Cap Growth Portfolio.

Massachusetts Financial Services Company serves as subadviser for the MFS Mid Cap Growth Portfolio and the MFS
Investors Growth Portfolio.

Fidelity Management & Research Company serves as subadviser for the FI All Cap Portfolio.  FMR Co., Inc. serves as the Portfolio's sub-subadviser.

T. Rowe Price Associates, Inc. serves as subadviser for the TRP Growth Stock Portfolio.

The Fund and Lutheran Brotherhood pay each subadviser an annual fee for its subadvisory services.  The formula for determining the subadvisory fee is described fully in the prospectus for the Fund.

Lutheran Brotherhood has entered into an agreement with Aid Association for Lutherans ("AAL") under which
Lutheran Brotherhood will merge with and into AAL.  Like Lutheran Brotherhood, AAL is a fraternal benefit society.  The merger is subject to approval from government agencies and is expected to close on approximately
January 1, 2002.

It is anticipated that, after the merger, LBVIP will be an indirect subsidiary of the merged organization; the
Variable Account will continue as a separate account of LBVIP; the contracts offered by your Prospectus dated
May 1, 2001, and this Supplement will continue as contracts of LBVIP; and the merged organization will serve as the investment adviser to each of the Portfolios, subject to approval of a new investment advisory contract with the merged organization by the Fund's Board of Directors and by shareholders.  It is anticipated that the scope of services and fees payable under the new investment advisory contract will be equivalent to the services and fees under the current investment advisory contract.

4.  The Summary Fee Tables on pages 4-5 are replaced with the following:

The purpose of this table is to help you understand the various costs and expenses associated with your
Contract. You may allocate premiums and transfer Accumulated Value to any one of the Subaccounts - Opportunity
Growth, FTI Small Cap Growth, Mid Cap Growth, MFS Mid Cap Growth, World Growth, FI All Cap, Growth, MFS
Investors Growth, TRP Growth Stock, Value, High Yield, Income, Limited Maturity Bond, and Money Market - or to
the Fixed Account or to any combination of the Subaccounts and the Fixed Account. You pay no initial sales charge when you purchase the Contract. All costs that you bear directly or indirectly for the Subaccounts and
Portfolios are shown below.

Contract Owner Expenses

  Sales Load Imposed on Purchase
   (as a percentage of purchase payments)   . . . . . . . . . . . .  0%
  Maximum Deferred Sales Load (as a
    percentage of Excess Amount surrendered)  . . . . . . . . . . .  6%(1)
  Exchange Fee  . . . . . . . . . . . . . . . . . . . . . . . . . .  0%

Annual Contract Fee  . . . . . . . . . . . . . . . . . . . . . . . $30.00(2)

Annual Subaccount Expenses (as a percentage of average
daily Accumulated Value or Annuity Unit Value)         Current(3)   Maximum
  Mortality and Expense Risk Charge  . . . . . . . . .   1.10%       1.25%
  Total Subaccount Annual Expenses   . . . . . . . . .   1.10%       1.25%

LB Series Fund, Inc. Annual Expenses (as a percentage of average net assets of each portfolio)

                                                 Other             Total
                                               Expenses           Portfolio
                                  Advisory       After             Annual
Portfolio                           Fees     Reimbursement(4)     Expenses
---------                         --------   -------------        --------
Opportunity Growth Portfolio         .40%          0%               .40%

FTI Small Cap Growth Portfolio
  $0-$500 million                   1.00%          0%              1.00%
  More than $500 million             .90%          0%               .90%

Mid Cap Growth Portfolio             .40%          0%               .40%

MFS Mid Cap Growth Portfolio
  $0-$500 million                    .90%          0%               .90%
  More than $500 million             .80%          0%               .80%

World Growth Portfolio               .85%          0%               .85%

FI All Cap Growth Portfolio
  $0-$500 million                    .95%          0%               .95%
  More than $500 million             .90%          0%               .90%

Growth Portfolio                     .40%          0%               .40%

MFS Investors Growth Portfolio
  $0-$500 million                    .80%          0%               .80%
  More than $500 million             .70%          0%               .70%

TRP Growth Stock Portfolio
  $0-$500 million                    .80%          0%               .80%
  More than $500 million             .70%          0%               .70%

Value Portfolio                      .60%          0%               .60%

High Yield Portfolio                 .40%          0%               .40%

Income Portfolio                     .40%          0%               .40%

Limited Maturity Bond Portfolio      .40%          0%               .40%

Money Market Portfolio               .40%          0%               .40%

Examples

The following examples illustrate the expenses that you would incur on a $1,000 investment and a 5% return on assets.  In these examples, the $30 annual administrative charge is approximated as a 0.0% charge based on
LBVIP's average contract size.  The examples reflect any current reimbursements of Fund expenses.  These reimbursements are anticipated to continue through 2002, but may be terminated at any time.

The examples should not be considered as representative of past or future expenses, and actual expenses may be greater or less than those shown.

Based on the current mortality and expense risk charge, if you surrender or annuitize your Contract at the end of the applicable time period, you would pay the following expenses:

                                        1           3          5        10
Subaccount                             year       years      years     years
----------                             ----       -----      -----     -----
Opportunity Growth                     $71        $ 87       $103      $179
FTI Small Cap Growth(5)                $77        $105         --        --
Mid Cap Growth                         $71        $ 87       $103      $179
MFS Mid Cap Growth(5)                  $76        $102         --        --
World Growth                           $75        $101       $126      $227
FI All Cap Growth(5)                   $76        $104         --        --
Growth                                 $71        $ 87       $103      $179
MFS Investors Growth(5)                $75        $ 99         --        --
TRP Growth Stock (5)                   $75        $ 99         --        --
Value(5)                               $73        $ 93         --        --
High Yield                             $71        $ 87        $103     $179
Income                                 $71        $ 87        $103     $179
Limited Maturity Bond(5)               $71        $ 87          --       --
Money Market                           $71        $ 87        $103     $179

Based on the current mortality and expense risk charge, if you do not surrender or annuitize your Contract, you would pay the following expenses:

                                        1           3          5        10
Subaccount                             year       years      years     years
----------                             ----       -----      -----     -----
Opportunity Growth                     $15        $ 47       $ 82      $179
FTI Small Cap Growth(5)                $21        $ 66         --        --
Mid Cap Growth                         $15        $ 47       $ 82      $179
MFS Mid Cap Growth(5)                  $20        $ 63         --        --
World Growth                           $20        $ 61       $105      $227
FI All Cap Growth(5)                   $21        $ 64         --        --
Growth                                 $15        $ 47       $ 82      $179
MFS Investors Growth(5)                $19        $ 60         --        --
TRP Growth Stock(5)                    $19        $ 60         --        --
Value(5)                               $17        $ 54         --        --
High Yield                             $15        $ 47       $ 82      $179
Income                                 $15        $ 47       $ 82      $179
Limited Maturity Bond(5)               $15        $ 47         --        --
Money Market                           $15        $ 47       $ 82      $179

Based on the maximum mortality and expense risk charge, if you surrender or annuitize your Contract at the end of the applicable time period, you would pay the following expenses:

                                        1           3          5        10
Subaccount                             year       years      years     years
----------                             ----       -----      -----     -----
Opportunity Growth                     $73        $ 92       $111      $195
FTI Small Cap Growth(5)                $78        $109         --        --
Mid Cap Growth                         $73        $ 92       $111      $195
MFS Mid Cap Growth(5)                  $77        $106         --        --
World Growth                           $77        $105       $134      $243
FI All Cap Growth(5)                   $78        $108         --        --
Growth                                 $73        $ 92       $111      $195
MFS Investors Growth(5)                $76        $104         --        --
TRP Growth Stock(5)                    $76        $104         --        --
Value(5)                               $74        $ 98         --        --
High Yield                             $73        $ 92       $111      $195
Income                                 $73        $ 92       $111      $195
Limited Maturity Bond(5)               $73        $ 92         --        --
Money Market                           $73        $ 92       $111      $195

Based on the maximum mortality and expense risk charge, if you do not surrender or annuitize your Contract, you would pay the following expenses:

                                        1           3          5        10
Subaccount                             year       years      years     years
----------                             ----       -----      -----     -----
Opportunity Growth                     $17        $ 52       $ 90      $195
FTI Small Cap Growth(5)                $23        $ 70         --        --
Mid Cap Growth                         $17        $ 52       $ 90      $195
MFS Mid Cap Growth(5)                  $22        $ 67         --        --
World Growth                           $21        $ 66       $113      $243
FI All Cap Growth(5)                   $22        $ 69         --        --
Growth                                 $17        $ 52       $ 90      $195
MFS Investors Growth(5)                $21        $ 64         --        --
TRP Growth Stock(5)                    $21        $ 64         --        --
Value(5)                               $19        $ 58         --        --
High Yield                             $17        $ 52       $ 90      $195
Income                                 $17        $ 52       $ 90      $195
Limited Maturity Bond(5)               $17        $ 52         --        --
Money Market                           $17        $ 52       $ 90      $195

---------------------------

(1) A surrender charge is deducted only if a full or partial surrender occurs during the first six Contract
Years; no surrender charge is deducted for surrenders occurring in Contract Years seven and later. The surrender charge will also be deducted at the time annuity payments begin, except under certain circumstances.
Up to 10% of the Accumulated Value existing at the time the first surrender in a Contract Year is made may be surrendered without charge; only the Excess Amount will be subject to a surrender charge. The maximum charge is
6% of the Excess Amount and is in effect for the first Contract Year. Thereafter, the surrender charge decreases by 1% each subsequent Contract Year.

(2) A $30 annual administrative charge is deducted on each Contract Anniversary only if, on that Contract
Anniversary, the total of premiums paid under the Contract minus all prior surrenders is less than $5,000 and the Accumulated Value is less than $5,000. The $30 fee is a Contract charge and is deducted proportionately from the Subaccounts and the Fixed Account that make up the Contract's Accumulated Value.

(3) The current charge for mortality and expense risk fees is equal to an annual rate of 1.10%, and we guarantee that this charge will never exceed an annual rate of 1.25%.  See Page 19 of your Prospectus.

(4) The amount shown for Fund Annual Expenses does not reflect a deduction for operating expenses of the Fund, other than the investment advisory fee, because Lutheran Brotherhood and its affiliate, Lutheran Brotherhood
Variable Insurance Products Company ("LBVIP"), have agreed to reimburse the Fund for these operating expenses.
For the fiscal year of the Fund ending December 31, 2000, the Fund was reimbursed approximately $3,897,115 for such operating expenses which would have represented approximately 0.04% of the average daily net assets of each of the Portfolios in the Fund without the reimbursement.  See Pages 9-11 of your Prospectus.  The Expense
Reimbursement Agreement could be terminated at any time by the mutual agreement of the Fund, Lutheran
Brotherhood and LBVIP, but the Fund, Lutheran Brotherhood and LBVIP currently contemplate that the Expense
Reimbursement Agreement will continue so long as the Fund remains in existence.  If the Expense Reimbursement
Agreement were terminated, the Fund would be required to pay these operating expenses, which would reduce the net investment return on the shares of the Fund held by the Subaccounts of the Variable Account.

(5) The expenses are estimated and are provided for only the one and three-year periods.  The Subaccount first became available on November 30, 2001.

                           Individual Flexible Premium Variable Annuity Contract
                                                 Issued by
                           Lutheran Brotherhood Variable Insurance Products Company

                                    Supplement Dated November 30, 2001
                           to Statement of Additional Information Dated May 1, 2001

Effective November 30, 2001, seven new Subaccounts are available under LBVIP Variable Annuity Account I (the
"Variable Account").  Accordingly, the following information should be read in conjunction with your Statement of Additional Information dated May 1, 2001 for an individual flexible premium variable annuity contract issued by Lutheran Brotherhood Variable Insurance Products Company.

The second paragraph under the heading "Introduction" on page 2 should be replaced with the following:

Premiums will be allocated, as designated by the Contract Owner, to one or more Subaccounts of the Variable
Account, a separate account of LBVIP and/or to the Fixed Account (which is the general account of LBVIP, and which pays interest at a guaranteed fixed rate).  The assets of each Subaccount will be invested solely in a corresponding Portfolio of LB Series Fund, Inc. (the "Fund"), which is a diversified, open-end management investment company (commonly known as a "mutual fund").  The Prospectuses for the Fund that accompany the
Prospectus for your Contract describe the investment objectives and attendant risks of the 14 Portfolios of the
Fund - Opportunity Growth Portfolio, FTI Small Cap Growth Portfolio, Mid Cap Growth Portfolio, MFS Mid Cap
Growth Portfolio, World Growth Portfolio, FI All Cap Growth Portfolio, Growth Portfolio, MFS Investors Growth
Portfolio, TRP Growth Stock Portfolio, Value Portfolio, High Yield Portfolio, Income Portfolio, Limited
Maturity Bond Portfolio, and Money Market Portfolio. Additional Subaccounts (together with the related additional Portfolios of the Fund) may be added in the future. The Accumulated Value of the Contract and, except to the extent fixed amount annuity payments are elected by the Contract Owner, the amount of annuity payments will vary, primarily based on the investment experience of the Portfolios whose shares are held in the
Subaccounts designated.  Premiums allocated to the Fixed Account will accumulate at fixed rates of interest declared by LBVIP.

                               PART C.  OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

    (a)   Financial Statements:

          Part A:  None.

          Part B:  Financial Statements of Lutheran Brotherhood Variable
                   Insurance Products Company.  (2)

                   Financial Statements of LBVIP Variable Annuity Account I.
                   (2)

    (b)   Exhibits:

          1.  Resolution of the Board of Directors of Lutheran Brotherhood
              Variable Insurance Products Company ("Depositor") authorizing the establishment of LBVIP Variable Annuity Account I
              ("Registrant").  (1)

          2.  Not Applicable.

          3.  (a)  Form of Distribution Agreement between Depositor and
                   Lutheran Brotherhood Securities Corp ("LBSC").  (1)

              (b)  Forms of General Agent's Agreement and Selected
                   Registered Representative Agreement between LBSC and
                   agents with respect to the sale of Contracts.  (1)

          4.  Form of Contract.  (1)

          5.  Contract Application Form.  (1)

          6.  (a)  Articles of Incorporation of Depositor (incorporated by reference to Exhibit A(6)(a) to Registrant's Registration
                   Statement No. 33-3243).  (1)

              (b)  Bylaws of Depositor (incorporated by reference to Exhibit
                   A(6)(b) to Registrant's Registration Statement No. 33-
                   3243).  (1)

          7.  Not Applicable.

          8.  Form of Management Service Agreement among Lutheran
              Brotherhood, LBSC and Depositor.  (1)

          9.  Opinion of Counsel as to the legality of the securities being registered (including written consent).  (1)

          10. Not Applicable.

          11. Not Applicable.

          12. Not Applicable.

          13. Computations of Performance Data.  (1)

          14. Consent of Independent Accountant.  (3)

          15. Power of Attorney for Bruce J. Nicholson, Randall L. Boushek,
              Jennifer H. Martin, Lawrence W. Stranghoener, Daniel G.
              Walseth and David K. Stewart.  (2)

              Power of Attorney for James A. Thomsen.  (3)

          16. Consent of Counsel.  (3)

--------------------------------

(1)  Incorporated by reference from Post-Effective Amendment No. 20 to the registration statement of LBVIP Variable Annuity Account I, file no.
     33-15974, filed April 29, 1998.
(2)  Incorporated by reference from Post-Effective Amendment No. 25 to the registration statement of LBVIP Variable Annuity Account I, file no.
     33-15974, filed April 24, 2001.
(3)  Filed herewith.

Item 25.  Directors and Officers of the Depositor

     NAME                      POSITIONS AND OFFICES WITH DEPOSITOR

DIRECTORS
     Bruce J. Nicholson        Chairman, President and Chief Executive
                                Officer
     Randall L. Boushek        Vice President and Chief Investment Officer
     Jennifer H. Martin        Vice President
     Lawrence W. Stranghoener  Vice President
     James A. Thomsen          Vice President
     Daniel G. Walseth         Vice President and Secretary

EXECUTIVE OFFICERS             POSITIONS WITH THE DEPOSITOR
     Bruce J. Nicholson        Chairman, President and Chief Executive
                                Officer
     Randall L. Boushek        Vice President and Chief Investment Officer
     David K. Stewart          Treasurer
     Daniel G. Walseth         Vice President and Secretary
     David J. Christianson     Vice President
     Richard J. Kleven         Vice President
     Michael E. Loken          Vice President
     Jennifer H. Martin        Vice President
     Susan Oberman Smith       Vice President
     James R. Olson            Vice President
     Richard B. Ruckdashel     Vice President
     Lynnette J. Stertz        Vice President
     Lawrence W. Stranghoener  Vice President
     Mark O. Swenson           Vice President
     James A. Thomsen          Vice President

The principal business address of each of the foregoing directors and officers is 625 Fourth Avenue South,
Minneapolis, Minnesota  55415.

Item 26.  Persons Controlled by or Under Common Control with Depositor or
          Registrant

Registrant is a separate account of Depositor, established by the Board of Directors of Depositor in 1987 pursuant to the laws of the State of Minnesota.

Depositor is an indirect subsidiary of Lutheran Brotherhood, a fraternal benefit society founded under the laws of the State of Minnesota.  Lutheran Brotherhood's direct and indirect subsidiaries include the following:  (a)
Lutheran Brotherhood Financial Corporation, a Minnesota corporation which is a holding company that has no independent operations, (b) LBSC, a Pennsylvania corporation which is a registered broker-dealer, (c) Lutheran
Brotherhood Research Corp., a Minnesota corporation which is a licensed investment adviser, (d) Lutheran
Brotherhood Property & Casualty Insurance Agency, Inc., a Minnesota corporation which is licensed as an insurance agency, (e) LB Bancorp, Inc., a Bank Holding Company, (f) MCB Financial Services, Inc., a Minnesota
insurance company, and (g) LB Community Bank & Trust, fsb, a federal savings bank.

Item 27.  Number of Contract Owners

There were 83,593 Contract Owners at September 30, 2001.

Item 28.  Indemnification

Reference is hereby made to Section 4.01 of Depositor's Bylaws, filed as an Exhibit to this Registration
Statement, and to Section 5 of LBSC's By-Laws, which mandate indemnification by Depositor and LBSC of directors, officers and certain others under certain conditions.  Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of
Depositor or LBSC, pursuant to the foregoing provisions or otherwise, Depositor and LBSC have been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by Depositor or LBSC of expenses incurred or paid by a director or officer or controlling person of Depositor or LBSC in the successful defense of any action, suit or proceeding)
is asserted by such director, officer or controlling person of Depositor or LBSC in connection with the securities being registered, Depositor or LBSC will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether or not such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

An insurance company blanket bond is maintained providing $15,000,000 coverage for officers, employees, and agents of Lutheran Brotherhood, LBVIP and LBSC.

Item 29.  Principal Underwriters

(a)  LBSC, the principal underwriter of the Contracts, is also named as distributor of the stock of The
Lutheran Brotherhood Family of Funds, a diversified open-end investment company organized as a Delaware business trust, consisting of the following series:  Lutheran Brotherhood Opportunity Growth Fund, Lutheran
Brotherhood Mid Cap Growth Fund, Lutheran Brotherhood World Growth Fund, Lutheran Brotherhood Growth Fund,
Lutheran Brotherhood Fund, Lutheran Brotherhood Value Fund, Lutheran Brotherhood High Yield Fund, Lutheran
Brotherhood Income Fund, Lutheran Brotherhood Municipal Bond Fund, Lutheran Brotherhood Limited Maturity Bond
Fund and Lutheran Brotherhood Money Market Fund.  LBSC also acts or will act as the principal underwriter of the following variable contracts:  flexible premium variable life insurance contracts issued by Lutheran
Brotherhood through LB Variable Insurance Account I, a separate account of Lutheran Brotherhood registered as a unit investment trust under the Investment Company Act of 1940;  flexible premium deferred variable annuity contracts issued by Lutheran Brotherhood through LB Variable Annuity Account I, a separate account of Depositor registered as a unit investment trust under the Investment Company Act of 1940;  flexible premium variable life insurance contracts issued by Depositor through LBVIP Variable Insurance Account, a separate account of
Depositor registered as a unit investment trust under the Investment Company Act of 1940;  and of single premium variable life insurance contracts issued by Depositor through LBVIP Variable Insurance Account II, a separate account of Depositor registered as a unit investment trust under the Investment Company Act of 1940.

(b)  The directors and officers of LBSC are as follows:

     Bruce J. Nicholson             Director and Chairman
     James A. Thomsen               Director and President
     Randall L. Boushek             Director
     Jennifer H. Martin             Director
     Lawrence W. Stranghoener       Director
     Daniel G. Walseth              Director
     David K. Stewart               Treasurer
     John C. Bjork                  Secretary
     Colleen Both                   Vice President and Chief Compliance
                                      Officer
     J. Keith Both                  Vice President
     David J. Christianson          Vice President
     Mitchell F. Felchle            Vice President
     Douglas B. Miller              Vice President
     James R. Olson                 Vice President
     Bruce M. Piltingsrud           Vice President
     Richard B. Ruckdashel          Vice President
     Thomas C. Schinke              Vice President

The principal business address of each of the foregoing officers is 625 Fourth Avenue South, Minneapolis,
Minnesota 55415.

(c)  Not Applicable.

Item 30.  Location of Accounts and Records

The accounts and records of Registrant are located, in whole or in part, at the office of Depositor at 625
Fourth Avenue South, Minneapolis, Minnesota 55415.

Item 31.  Management Services

Not Applicable.

Item 32.  Undertakings

Registrant will file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in this Registration Statement are never more than 16 months old for so long as payments under the Contracts may be accepted.

Registrant will include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

Registrant will deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

Registrant understands that the restrictions imposed by Section 403(b)(11) of the Internal Revenue Code conflict with certain sections of the Investment Company Act of 1940 that are applicable to the Contracts.  In this regard, Registrant is relying on a no-action letter issued on November 28, 1988 by the Office of Insurance
Product and Legal Compliance of the SEC, and the requirements for such reliance have been complied with by
Registrant.

Lutheran Brotherhood Variable Insurance Products Company hereby represents that, as to the individual flexible premium variable annuity contracts that are the subject of this registration statement, File Number 33-15974, that the fees and charges deducted under the contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Lutheran Brotherhood Variable
Insurance Products Company.

                                         SIGNATURES

Pursuant to  the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the
Registrant certifies that it meets all of the requirements for effectiveness of this amendment to the
Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis and State of Minnesota on the 30th day of November, 2001.

                                          LBVIP VARIABLE ANNUITY ACCOUNT I
                                                    (Registrant)

                                          By  LUTHERAN BROTHERHOOD VARIABLE
                                              INSURANCE PRODUCTS COMPANY
                                                    (Depositor)

                                          By               *
                                              ----------------------------
                                              Bruce J. Nicholson, Chairman,
                                              President and Chief Executive
                                              Officer

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the
Depositor has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis and State of Minnesota on the 30th day of
November, 2001.

                                          LUTHERAN BROTHERHOOD VARIABLE
                                          INSURANCE PRODUCTS COMPANY
                                                  (Depositor)

                                          By                *
                                              ----------------------------
                                              Bruce J. Nicholson, Chairman,
                                              President and Chief Executive
                                              Officer

Pursuant to the  requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this
Amendment to the Registration Statement has been signed on the 30th day of November, 2001 by the following directors and officers of Depositor in the capacities indicated:

                  *                 Chairman, President and Chief Executive
     ----------------------------     Officer (Chief Executive Officer)
     Bruce J. Nicholson

                  *                 Vice President (Principal Financial)
     ----------------------------     Officer
     Lawrence W. Stranghoener

                  *                 Treasurer (Principal Accounting Officer)
     ----------------------------
     David K. Stewart

A Majority of the Board of Directors:*

     Bruce J. Nicholson
     Randall L. Boushek
     Jennifer H. Martin
     Lawrence W. Stranghoener
     James A. Thomsen
     Daniel G. Walseth

* John C. Bjork, by signing his name hereto, does hereby sign this document on behalf of each of the above-named directors and officers of Lutheran Brotherhood Variable Insurance Products Company pursuant to powers of attorney duly executed by such persons and previously filed in Post-Effective Amendment No. 25 or filed herewith.

                                           By:  /s/ John C. Bjork
                                           ------------------------------
                                           John C. Bjork, Attorney-in-Fact

                              INDEX TO EXHIBITS
                         LBVIP VARIABLE ANNUITY ACCOUNT I

EXHIBIT NO.
-----------

    14         Consent of Independent Accountant.

    15         Power of Attorney.

    16         Consent of Counsel.